Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom Income Portfolio	Apr. 29, 2024
VIP Freedom Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	7.91%
Past 5 years	3.94%
Past 10 years	3.38%
VIP Freedom Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	7.81%
Past 5 years	3.85%
Past 10 years	3.29%
VIP Freedom Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	7.65%
Past 5 years	3.68%
Past 10 years	3.13%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXWFQ
Average Annual Return:
Past 1 year	8.33%
Past 5 years	3.59%
Past 10 years	3.27%